united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Listed Private Equity Plus Fund

December 31, 2014

Vista Research and Management, LLC
124 Ritch Avenue
Suite A-201
Greenwich, CT 06830
1-877-477-7373

Listed Private Equity Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception****
Class A	(16.69)%	(19.49)%	3.88%	(1.04)%	(10.72)%
Class A with load	(21.52)%	(24.20)%	1.86%	(2.20)%	(11.42)%
Class C	(17.17)%	(20.17)%	3.13%	(1.77)%	(11.43)%
S&P Listed Private Equity Index**	(6.72)%	(5.46)%	15.32%	8.16%	(6.88)%
MSCI World Index ***	(1.17)%	4.94%	15.47%	10.20%	2.91%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s Manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2015, to ensure that the net annual Fund operating expenses, including underlying funds, will not exceed 2.24% and 2.99% for Class A and Class C shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 4.43% and 5.18% for Class A and Class C shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-477-7373.

**	The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.

***	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

****	Inception date is July 2, 2007 for Class A and July 5, 2007 for Class C.

Holdings by Country	% of Net Assets
United States	51.5%
Britain	24.4%
Canada	8.6%
Sweden	5.7%
France	5.1%
Other/Cash & Equivalents	4.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value

	COMMON STOCK - 42.7%
	BRITAIN - 24.4%
28,214	3i Group PLC	$198,061
9,866	Graphite Enterprice Trust PLC	86,920
23,823	Intermediate Capital Group PLC	170,914
16,003	Melrose Industries PLC	66,576
24,844	SVG Capital PLC *	171,305
		693,776
	CANADA - 8.6%
2,000	Brookfield Asset Management, Inc. - Class A	100,260
2,500	Onex Corp.	145,664
		245,924
	FRANCE - 5.1%
11,717	Altamir Amboise	146,361

	UNITED STATES - 4.6%
15,000	GSV Capital Corp. *	129,450

	TOTAL COMMON STOCK (Cost $1,222,171)	1,215,511

	INVESTMENT COMPANIES - 37.5%
	SWEDEN - 5.8%
4,500	Investor AB	163,550

	UNITED STATES - 31.7%
10,000	Ares Capital Corp.	156,050
7,500	BlackRock Kelso Capital Corp.	61,500
15,000	Fifth Street Finance Corp.	120,150
15,000	KCAP Financial, Inc.	102,300
5,000	Main Street Capital Corp.	146,200
7,500	New Mountain Finance Corp.	112,050
12,500	Prospect Capital Corp.	103,250
5,000	Triangle Capital Corp.	101,450
		902,950

	TOTAL INVESTMENT COMPANIES (Cost $1,070,859)	1,066,500

See accompanying notes to financial statements.

2

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Shares		Value

	LIMITED PARTNERSHIPS - 15.3%
	UNITED STATES - 15.3%
6,550	Blackstone Group LP	$221,707
9,150	KKR & Co. LP	212,372
		434,079

	TOTAL LIMITED PARTNERSHIPS (Cost $428,243)	434,079

	SHORT-TERM INVESTMENTS - 15.7%
447,557	Fidelity Institutional Money Markets Fund - Institutional Class, 0.09%**
	(Cost $447,557)	447,557

	TOTAL INVESTMENTS - 111.2% (Cost - $3,168,830) (a)	$3,163,647
	LIABILITIES IN EXCESS OF OTHER ASSETS (11.2)%	(317,536)
	TOTAL NET ASSETS - 100.0%	$2,846,111

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

PLC - Public Limited Corporation

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for Federal tax purposes is $3,254,116 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$15,719
Unrealized depreciation:	(106,188)
Net unrealized depreciation:	$(90,469)

Holding By Sector	% of Net Assets
Private Equity	43.0%
Investment Companies	37.4%
Diversified Financial Services	6.0%
Real Estate	3.5%
Closed-End Funds	3.1%
Miscellaneous Manufacturing	2.4%
Other, Cash & Cash Equivalents	4.6%
100.0%

See accompanying notes to financial statements.

3

Listed Private Equity Plus Fund
STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
December 31, 2014

ASSETS
Investment securities:
At cost	$3,168,830
At value	$3,163,647
Receivable for securities sold	620,207
Dividends and interest receivable	17,931
Receivable due from Manager	5,930
Prepaid expenses and other assets	15,054
TOTAL ASSETS	3,822,769

LIABILITIES
Payable for securities purchased	939,338
Distribution (12b-1) fees payable	12,865
Fees payable to other affiliates	6,848
Payable for Fund shares repurchased	4,663
Accrued expenses and other liabilities	12,944
TOTAL LIABILITIES	976,658
NET ASSETS	$2,846,111

Composition of Net Assets:
Paid in capital	$6,139,792
Undistributed net investment income	122,353
Accumulated net realized loss from investments and foreign currency	(3,410,591)
Net unrealized depreciation on investments and foreign currency	(5,443)
NET ASSETS	$2,846,111

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,388,280
Shares of beneficial interest outstanding (a)	977,340
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)(c)	$2.44
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$2.59

Class C Shares:
Net Assets	$457,831
Shares of beneficial interest outstanding (a)	186,525
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$2.45

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	A redemption fee of 2.00% is imposed on shares redeemed within 30 days after they are purchased.

See accompanying notes to financial statements.

4

Listed Private Equity Plus Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2014

INVESTMENT INCOME
Dividends (net of withholding taxes of $8,369)	$125,913
Interest	96
TOTAL INVESTMENT INCOME	126,009

EXPENSES
Management fees	24,702
Distribution (12b-1) fees:
Class A	4,228
Class C	2,851
Registration fees	11,100
Professional fees	10,664
Custodian fees	8,000
Administrative fees and expenses	7,169
Compliance officer fees	6,201
Transfer agent fees	5,520
MFund service fees	4,497
Non 12b-1 shareholder servicing fees	3,943
Printing and postage expenses	3,599
Trustees fees and expenses	2,166
Insurance expense	683
Other expenses	548
TOTAL EXPENSES	95,871

Less: Fees waived and expenses reimbursed by the Manager	(49,564)
NET EXPENSES	46,307

NET INVESTMENT INCOME	79,702

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized loss from:
Investments	(708,206)
Net realized loss from investments	(708,206)
Net change in unrealized depreciation on:
Investments	(103,317)
Foreign currency translations	(859)
Net change in unrealized depreciation on investments and foreign currency translations	(104,176)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(812,382)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(732,680)

See accompanying notes to financial statements.

5

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
FROM OPERATIONS
Net investment income	$79,702	$111,819
Net realized loss from investments and foreign currency transactions	(708,206)	279,120
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(104,176)	182,680
Net increase (decrease) in net assets resulting from operations	(732,680)	573,619

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(548,398)	(437,153)
Class C	(102,580)	(49,898)
From distributions to shareholders	(650,978)	(487,051)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	102,958	2,181,490
Class C	126,500	147,182
Net asset value of shares issued in reinvestment of distributions:
Class A	404,810	342,194
Class C	67,650	40,405
Redemption fee proceeds:
Class A	18	66
Class C	2	8
Payments for shares redeemed:
Class A	(1,404,795)	(3,203,944)
Class C	(98,603)	(357,363)
Net decrease in net assets from shares of beneficial interest	(801,460)	(849,962)

TOTAL DECREASE IN NET ASSETS	(2,185,118)	(763,394)

NET ASSETS
Beginning of Period	5,031,229	5,794,623
End of Period*	$2,846,111	$5,031,229
* Includes undistributed net investment income of:	$122,353	$693,629

See accompanying notes to financial statements.

6

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
SHARE ACTIVITY
Class A:
Shares Sold	31,965	557,771
Shares Reinvested	164,557	90,051
Shares Redeemed	(413,322)	(824,376)
Net decrease in shares of beneficial interest outstanding	(216,800)	(176,554)

Class C:
Shares Sold	35,085	38,239
Shares Reinvested	27,388	10,605
Shares Redeemed	(29,375)	(92,258)
Net increase (decrease) in shares of beneficial interest outstanding	33,098	(43,414)

See accompanying notes to financial statements.

7

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the
	Six Months		For the	For the	For the	For the		For the
	Ended		Year	Year	Year	Year		Year
	December 31, 2014		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011		June 30, 2010
Net asset value, beginning of year	$3.73		$3.70	$3.16	$4.78	$3.65		$3.66

Activity from investment operations:
Net investment income	0.07	(4)	0.08 (4)	0.07 (4)	0.07 (4)	—	(1)	0.02
Net realized and unrealized gain (loss) on investments	(0.69)		0.28	0.61	(1.34)	1.31		0.12
Total from investment operations	(0.62)		0.36	0.68	(1.27)	1.31		0.14

Less distributions from:
Net investment income	(0.67)		(0.33)	(0.14)	(0.11)	(0.18)		(0.15)
Net realized gains	—		—	—	(0.24)	—		—
Total distributions	(0.67)		(0.33)	(0.14)	(0.35)	(0.18)		(0.15)

Paid-in-Capital From Redemption Fees (4)	—	(1)	— (1)	— (1)	— (1)	—	(1)	—	(1)
Net asset value, end of period	$2.44		$3.73	$3.70	$3.16	$4.78		$3.65

Total return (2)	(16.69	)% (10)	9.56%	22.03%	(26.52)%	36.00%		3.16	% (5)

Net assets, at end of period (000s)	$2,388		$4,459	$5,067	$6,392	$13,463		$11,478

Ratio of gross expenses to average net assets (3)(7)	4.76	% (9)	3.59%	3.12%	2.84%	2.51	% (6)	2.99	% (6)
Ratio of net expenses to average net assets (7)	2.24	% (9)	2.24%	2.24%	2.24%	2.25	% (6)	2.25	% (6)
Ratio of net investment income to average net assets (7)(8)	4.15	% (9)	1.95%	2.12%	2.02%	0.02	% (6)	0.49	% (6)

Portfolio Turnover Rate	803	% (10)	689%	658%	566%	175%		195%

(1)	Amount represents less than $0.01 per share.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Per share amounts calculated using the average shares method.

(5)	Class A shares’ total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.

(6)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Not annualized.

See accompanying notes to financial statements.

8

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the
	Six Months		For the	For the	For the	For the		For the
	Ended		Year	Year	Year	Year		Year
	December 31, 2014		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011		June 30, 2010
Net asset value, beginning of year	$3.73		$3.69	$3.14	$4.74	$3.63		$3.65

Activity from investment operations:
Net investment income (loss)	0.06	(4)	0.04 (4)	0.05 (4)	0.04 (4)	(0.04)		—	(1)
Net realized and unrealized gain (loss) on investments	(0.69)		0.31	0.60	(1.32)	1.30		0.12
Total from investment operations	(0.63)		0.35	0.65	(1.28)	1.26		0.12

Less distributions from:
Net investment income	(0.65)		(0.31)	(0.10)	(0.08)	(0.15)		(0.14)
Net realized gains	—		—	—	(0.24)	—		—
Total distributions	(0.65)		(0.31)	(0.10)	(0.32)	(0.15)		(0.14)
Paid-in-Capital From Redemption Fees (4)	—	(1)	— (1)	— (1)	— (1)	—	(1)	—	(1)

Net asset value, end of period	$2.45		$3.73	$3.69	$3.14	$4.74		$3.63

Total return (2)	(17.17	)% (10)	9.19%	20.89%	(27.02)%	34.83%		2.68	% (5)

Net assets, at end of period (000s)	$458		$572	$727	$604	$1,530		$1,070

Ratio of gross expenses to average net assets (3)(7)	5.51	% (9)	4.34%	3.87%	3.59%	3.26	% (6)	3.74	% (6)
Ratio of net expenses to average net assets (7)	2.99	% (9)	2.99%	2.99%	2.99%	3.00	% (6)	3.00	% (6)
Ratio of net investment income (loss) to average net assets (7)(8)	3.49	% (9)	1.12%	1.37%	1.17%	(0.73	)%(6)	0.02	% (6)

Portfolio Turnover Rate	803	% (10)	689%	658%	566%	175%		195%

(1)	Amount represents less than $0.01 per share.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Per share amounts calculated using the average shares method.

(5)	Class C shares’ total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.

(6)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Not annualized.

See accompanying notes to financial statements.

9

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2014

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series: Listed Private Equity Plus Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment manager is Vista Research and Management, LLC (the “Manager”).

Listed Private Equity Plus Fund commenced operations on July 2, 2007. The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)          Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last mean price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

10

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets at December 31, 2014:

Assets

Security Classifications (a)(b)	Level 1	Level 2	Totals
Common Stock	$1,215,511	$—	$1,215,511
Investment Companies	1,066,500	—	1,066,500
Limited Partnerships	434,079	—	434,079
Short-Term Investments	447,557	—	447,557
Total	$3,163,647	$—	$3,163,647

(a)	As of and during the year ended December 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 at the end of the reporting period. It is the Fund’s policy to recognize transfers at the end of the year.

(b)	Please refer to the Portfolio of Investments for country classification.

b)          Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)          Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2014, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2014, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended June 30, 2011, June 30, 2012, June 30, 2013 and June 30, 2014) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s tax return is presently in progress.

d)          Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

11

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014

e)          Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)          Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, if after the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)          Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)          Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)          Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 30 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended December 31, 2014, there were redemption fees of $20 paid to the Fund and there were no CDSC fees.

j)          Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. As of December 31, 2014 the Fund had $0 of securities on loan.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 27,727,338	$ 29,191,176

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and

12

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014

brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2014, management fees of $24,702 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Fund’s average daily net assets through October 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees.

For the six months ended December 31, 2014, the Manager waived management fees and expenses reimbursed of $49,564. As of December 31, 2014, the Manager may recapture $60,698 of waived management fees and reimbursed expenses no later than June 30, 2015, $56,341 no later than June 30, 2016 and $81,260 no later than June 30, 2017.

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2014, the Fund incurred $4,497 for such fees.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

A Trustee and Officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

LPL Financial Corp. (“LPL”) acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, LPL received $259,831 of brokerage commissions from the Fund for the six months ended December 31, 2014. Certain officers and/or employees of the Manager have an affiliation with LPL.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. Prior to April 1, 2014 Trustees received a quarterly retainer of $250. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust for which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the six months December 31, 2014, the Distributor received no underwriter commissions from the sale of shares of the Fund.

13

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2014	June 30, 2013
Ordinary Income	$487,051	$236,727

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October and		Unrealized	Total
Ordinary	Long-Term	Late Year	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$650,902	$—	$(315,004)	$(2,259,368)	$13,447	$(1,910,023)

The difference between book basis and tax basis accumulated net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for publicly traded partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $315,004.

At June 30, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$(2,246,554)	$(12,814)	$(2,259,368)	Non-Expiring

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), adjustments for passive foreign investment companies and return of capital distribution from underlying investments, resulted in reclassification for the year ended June 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income	Loss
$—	$571,949	$(571,949)

(5)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements

14

Listed Private Equity Plus Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2014

As a shareholder of the Listed Private Equity Plus Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Listed Private Equity Plus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Listed Private Equity Plus Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/14	12/31/14	7/1/14 – 12/31/14	7/1/14 – 12/31/14
Class A	$1,000.00	$833.10	$10.35	2.24%
Class C	1,000.00	828.30	13.78	2.99

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/14	12/31/14	7/1/14 – 12/31/14	7/1/14 – 12/31/14
Class A	$1,000.00	$1,013.69	$11.37	2.24%
Class C	1,000.00	1,009.97	15.15	2.99

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.
15

Listed Private Equity Plus Fund

ADDITIONAL INFORMATION (Unaudited)

December 31, 2014

Consideration and Renewal of Management Agreement with Vista Research and Management, LLC with respect to the Listed Private Equity Plus Fund

In connection with the regular meeting held on August 26, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Vista Research and Management, LLC (“Vista”), with respect to the Listed Private Equity Plus Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Vista(“Vista 15c Response”) and noted that Vista is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed the Vista 15(c) Response, which provided an overview of the services provided by Vista, as well as information on the firm’s personnel and compliance and litigation record of Vista. The Trustees discussed the background and experience of the portfolio managers, noting the credentials of both portfolio managers. They noted that the adviser utilizes a proprietary research process in selecting Fund investments. The Trustees reviewed the compliance monitoring, policies and procedures the adviser has in place. They noted favorably that the adviser has not experienced any compliance, administrative or litigation matters since the last approval of the agreement. The Trustees concluded that Vista has provided a level of service consistent with the Board’s expectations and overall they were pleased with Vista’s services.

Performance. The Trustees reviewed the performance of the Fund over the last one year, five year and since inception periods, and compared the Fund’s performance to an adviser selected peer group and Morningstar Miscellaneous Sector Category. They noted that the Fund underperformed its benchmarks for each period, but considered that the Fund’s performance was in line with that of its peer group over the five year and since inception periods. The Trustees noted favorably the Fund’s positive returns over the one year (9.96%) and five year (6.63%) periods. They considered that the Fund’s assigned Morningstar category is a mix of sector funds that do not fit into any of the other categories and many funds in the category are ETFs. The Trustees agreed that the assigned Morningstar category may not provide the most accurate relative comparison for the Fund. After further discussion, the Trustees concluded that the Fund’s performance was reasonable.

Fees and Expenses. The Trustees noted the adviser charges an advisory fee of 1.25%. They further noted that the fee is higher than the peer group and Morningstar category averages, and tied for the highest fee among the funds in its Morningstar category. The Trustees considered, however, that the fees in the Fund’s peer group had significantly higher assets than the Fund and may be benefiting from some economies not yet realized by the Fund. They reviewed the advisory fees of funds with asset levels more similar to that of the Fund and noted

16

Listed Private Equity Plus Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

December 31, 2014

that the Fund’s advisory fee was within the high low range of those fees (0.75%- 1.50%). After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees considered the adviser’s profitability in connection with its relationship with the Fund. They noted that the adviser reported a net loss in connection with its services to the Fund. After discussion, the Trustees concluded that, based on the profitability analysis provided, it does not appear that excessive profitability from the adviser’s relationship with the Fund is an issue at this time.

Economies of Scale. The Trustees considered whether the adviser had achieved economies of scale with respect to the management of the Fund. They noted that the adviser had indicated its willingness to discuss the matter with the Board as the Fund grows and anticipates realizing economies of scale when Fund assets reach a level discussed in the 15(c) response. After discussion, it was the consensus of the Trustees that based on the current size of the Fund, although economies do not appear to have been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as the Fund size materially increases.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Management Agreement between the Trust and Vista and (ii) the approval of a new Management Agreement with substantially identical terms as the existing Management Agreement is in the best interests of the Fund and its shareholders.

17

PRIVACY NOTICE

Mutual Fund Series Trust

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228
18

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.
19

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-777-0535 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-777-0535.

20

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
Vista Research and Management, LLC
124 Ritch Avenue
Suite A-201
Greenwich, CT 06830

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 6, 2015